Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Earnings per share
Net profit attributable to owners of WBC	$ 3,317	$ 3,648	$ 3,342
Adjustment for restricted share dividends - Basic	(3)	(5)	(2)
Adjusted net profit attributable to owners of WBC	$ 3,314	$ 3,643	$ 3,340
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,433	3,462	3,499
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjusted weighted average number of ordinary shares	3,428	3,457	3,494
Earnings per ordinary share (cents)	$ 0.967	$ 1.054	$ 0.956